Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017
Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,411,899.02

Principal:
Principal Collections	$12,745,018.77
Prepayments in Full	$8,309,940.01
Liquidation Proceeds	$278,873.77
Recoveries	$76,251.77
Sub Total	$21,410,084.32
Collections	$22,821,983.34

Purchase Amounts:
Purchase Amounts Related to Principal	$205,816.98
Purchase Amounts Related to Interest	$1,037.77
Sub Total	$206,854.75

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,028,838.09

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	29
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$23,028,838.09
Servicing Fee	$311,596.46	$311,596.46	$0.00	$0.00	$22,717,241.63
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,717,241.63
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$22,717,241.63
Interest - Class A-3 Notes	$59,481.98	$59,481.98	$0.00	$0.00	$22,657,759.65
Interest - Class A-4 Notes	$263,986.25	$263,986.25	$0.00	$0.00	$22,393,773.40
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,393,773.40
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$22,327,450.73
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,327,450.73
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$22,278,784.23
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,278,784.23
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$22,219,158.48
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,219,158.48
Regular Principal Payment	$19,958,331.04	$19,958,331.04	$0.00	$0.00	$2,260,827.44
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,260,827.44
Residuel Released to Depositor	$0.00	$2,260,827.44	$0.00	$0.00	$0.00
Total		$23,028,838.09

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$19,958,331.04
Total					$19,958,331.04
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,958,331.04	$59.52	$59,481.98	$0.18	$20,017,813.02	$59.70
Class A-4 Notes	$0.00	$0.00	$263,986.25	$1.38	$263,986.25	$1.38
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68
Total	$19,958,331.04	$17.55	$498,083.15	$0.44	$20,456,414.19	$17.99

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$73,585,954.99	0.2194630	$53,627,623.95	0.1599392
Class A-4 Notes	$191,990,000.00	1.0000000	$191,990,000.00	1.0000000
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Total	$343,595,954.99	0.3021660	$323,637,623.95	0.2846142

Pool Information
Weighted Average APR	4.514%	4.519%
Weighted Average Remaining Term	33.60	32.81
Number of Receivables Outstanding	27,749	26,803
Pool Balance	$373,915,747.62	$352,203,347.80
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$343,595,954.99	$323,637,623.95
Pool Factor	0.3067216	0.2889110

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$28,565,723.85
Targeted Overcollateralization Amount	$28,565,723.85
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$28,565,723.85

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	29

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		88	$172,750.29
(Recoveries)		90	$76,251.77
Net Losses for Current Collection Period			$96,498.52
Cumulative Net Losses Last Collection Period			$6,830,158.17
Cumulative Net Losses for all Collection Periods			$6,926,656.69

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.31%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.20%	496	$7,745,252.48
61-90 Days Delinquent	0.21%	43	$744,022.69
91-120 Days Delinquent	0.10%	17	$351,622.48
Over 120 Days Delinquent	0.28%	55	$995,946.47
Total Delinquent Receivables	2.79%	611	$9,836,844.12

Repossession Inventory:
Repossessed in the Current Collection Period		20	$288,201.43
Total Repossessed Inventory		24	$404,220.38

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.7020%
Preceding Collection Period			0.6510%
Current Collection Period			0.3190%
Three Month Average			0.5573%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3709%
Preceding Collection Period			0.4000%
Current Collection Period			0.4291%
Three Month Average			0.4000%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer